Hybrid Bonds	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Hybrid Bonds
24.	Hybrid Bonds
Hybrid bonds classified as equity as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	Type	Issuance date	Maturity(*1)	Annual interest rate(%)(*2)	December 31, 2025		December 31, 2024
Series 3 hybrid bonds	Unsecured subordinated bearer bond	June 5, 2023	June 5, 2083	4.95	₩	400,000	400,000
Issuance costs						(1,491)	(1,491)

					₩	398,509	398,509

As the Parent Company has no contractual obligation to deliver cash or other financial assets to the holders of its hybrid bonds, the instruments are classified as equity. In the event of liquidation or bankruptcy, the hybrid bonds rank senior only to common shares.

(*1)	The Parent Company has the right to extend the maturity at its discretion without providing any prior notice or announcement.
(*2)
The annual interest rate is determined as yield rate of a
5-year
national bond plus a premium. According to the
step-up
clause, an additional premium of 0.25% and 0.75% is applied after 10 years and 25 years, respectively, from the issuance date.